Taxation - Movement of Valuation Allowances for Deferred Tax Assets (Parenthetical) (Detail) - Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Income Tax Disclosure [Abstract]
Valuation allowances from business combination	¥ 136,492	$ 19,224